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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05150

Cornerstone Strategic Value Fund, Inc.

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Theresa M. Bridge

Ultimus Fund Solutions, LLC     225 Pictoria Drive, Suite 450  Cincinnati, OH 45246

(Name and address of agent for service)

Registrant's telephone number, including area code: (513) 587-3400

Date of fiscal year end:      December 31, 2012

Date of reporting period:    September 30, 2012

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2012 (Unaudited)

Description	No. of Shares	Value
EQUITY SECURITIES - 99.36%
CLOSED-END FUNDS - 49.48%
CONVERTIBLE SECURITIES - 0.92%
Advent Claymore Global Convertible Securities and Income Fund II	112,916	$759,925
AGIC Equity & Convertible Income Fund	3,178	55,551
		815,476
CORE - 2.34%
Adams Express Company (The)	11,100	125,874
Advent/Claymore Enhanced Growth & Income Fund	3,916	37,750
General American Investors Company, Inc.	32,041	931,752
Liberty All-Star Growth Fund, Inc.	26,884	113,719
Tri-Continental Corporation	26,675	432,669
Zweig Fund, Inc. (The)	33,767	427,490
		2,069,254
CORPORATE DEBT FUNDS INVESTMENT GRADE-RATED - 3.26%
Federated Enhanced Treasury Income Fund	47,044	672,729
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	100,155	1,347,085
Western Asset/Claymore Inflation-Linked Securities & Income Fund	65,367	867,420
		2,887,234
DEVELOPED MARKET - 1.35%
Japan Smaller Capitalization Fund, Inc.	88,375	635,416
New Germany Fund, Inc. (The)	2,235	32,430
Singapore Fund, Inc. (The)	22,517	311,185
Swiss Helvetia Fund, Inc. (The)	19,647	211,795
		1,190,826
EMERGING MARKETS - 1.22%
Aberdeen Emerging Markets Telecommunications and Infrastructure Fund, Inc.	2,700	55,836
India Fund, Inc. (The)	19,600	455,504
Morgan Stanley India Investment Fund, Inc. *	22,599	394,805
Templeton Dragon Fund, Inc.	4,300	110,209
Templeton Emerging Markets Fund	3,300	60,786
		1,077,140
FLEXIBLE INCOME - 0.67%
Putnam Premier Income Trust	103,693	594,161

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2012 (Unaudited) (Continued)

Description	No. of Shares	Value
GENERAL & INSURED LEVERAGED - 0.06%
Invesco Value Municipal Bond Trust	3,300	$52,635

GENERAL BOND - 0.17%
Nuveen Build America Bond Opportunity Fund	6,795	149,830

GLOBAL - 6.13%
AGIC Global Equity & Convertible Income Fund	25,361	340,345
Alpine Total Dynamic Dividend Fund	143,228	634,500
Clough Global Allocation Fund	32,004	433,014
Clough Global Equity Fund	49,799	643,403
Clough Global Opportunities Fund	189,110	2,212,587
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	27,243	538,867
First Trust Active Dividend Income Fund	38,918	329,635
Lazard World Dividend & Income Fund, Inc.	24,034	292,253
		5,424,604
GLOBAL INCOME - 1.43%
Global Income & Currency Fund Inc.	9,115	124,237
Nuveen Multi-Currency Short-Term Government Income Fund	86,066	1,136,071
		1,260,308
INCOME & PREFERRED STOCK - 1.32%
Zweig Total Return Fund, Inc. (The)	92,536	1,171,506

OPTION ARBITRAGE/OPTIONS STRATEGIES - 27.68%
BlackRock Enhanced Capital & Income Fund, Inc.	7,093	92,706
BlackRock Enhanced Equity Dividend Trust	286,419	2,165,328
BlackRock Global Opportunities Equity Trust	154,382	2,104,227
BlackRock International Growth and Income Trust	174,713	1,273,658
Dow 30 Premium & Dividend Income Fund, Inc.	10,300	143,891
Eaton Vance Enhanced Equity Income Fund	108,700	1,204,396
Eaton Vance Enhanced Equity Income Fund II	164,200	1,819,336
Eaton Vance Risk-Managed Diversified Equity Income Fund	280,148	2,949,958
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	95,600	1,243,756

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2012 (Unaudited) (Continued)

Description	No. of Shares	Value
OPTION ARBITRAGE/OPTIONS STRATEGIES (Continued)
Eaton Vance Tax-Managed Diversified Equity Income Fund	371,208	$3,530,188
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	296,975	3,296,422
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	455,011	4,008,647
First Trust Enhanced Equity Income Fund	16,800	205,128
Madison Strategic Sector Premium Fund	11,612	138,880
Nuveen Equity Premium Advantage Fund	24,237	306,840
		24,483,361
PACIFIC EX JAPAN - 0.96%
Morgan Stanley China A Share Fund, Inc.	45,347	847,082

REAL ESTATE - 0.12%
Neuberger Berman Real Estate Securities Income Fund Inc.	21,816	102,972

SECTOR EQUITY - 1.85%
BlackRock EcoSolutions Investment Trust	24,379	212,341
Gabelli Healthcare & WellnessRx Trust (The)	9,221	84,003
ING Risk Managed Natural Resources Fund	65,307	793,480
Petroleum & Resources Corporation	20,809	546,028
		1,635,852

TOTAL CLOSED-END FUNDS		43,762,241

CONSUMER DISCRETIONARY - 5.31%
CBS Corporation - Class B	5,000	181,650
Comcast Corporation - Class A	20,655	738,829
DIRECTV *	7,000	367,220
Family Dollar Stores, Inc.	2,000	132,600
Home Depot, Inc. (The)	6,600	398,442
McDonald's Corporation	3,400	311,950
Starbucks Corporation	2,800	142,100
Target Corporation	8,800	558,536
Time Warner Cable, Inc.	1,966	186,888
Time Warner, Inc.	4,900	222,117
TJX Companies, Inc. (The)	14,000	627,060
Viacom Inc. - Class B	5,450	292,066
Walt Disney Company (The)	10,200	533,256
		4,692,714

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2012 (Unaudited) (Continued)

Description	No. of Shares	Value
CONSUMER STAPLES - 5.44%
Altria Group, Inc.	20,800	$694,512
Coca-Cola Company (The)	27,000	1,024,110
Costco Wholesale Corporation	2,500	250,312
CVS Caremark Corporation	10,430	505,021
Philip Morris International, Inc.	7,400	665,556
Wal-Mart Stores, Inc.	22,700	1,675,260
		4,814,771
ENERGY - 6.04%
Chevron Corporation	15,732	1,833,722
ConocoPhillips	4,974	284,414
Exxon Mobil Corporation	26,936	2,463,297
Halliburton Company	7,000	235,830
Marathon Oil Corporation	5,000	147,850
Phillips 66	7,487	347,172
WPX Energy, Inc. *	1,666	27,639
		5,339,924
FINANCIALS - 6.45%
AFLAC, Inc.	5,500	263,340
American Express Company	6,400	363,904
Aon plc	3,500	183,015
BB&T Corporation	5,000	165,800
Capital One Financial Corporation	4,500	256,545
Discover Financial Services	6,000	238,380
Fifth Third Bancorp	9,000	139,590
Franklin Resources, Inc.	1,500	187,605
JPMorgan Chase & Co.	30,132	1,219,744
Marsh & McLennan Companies, Inc.	10,000	339,300
MetLife, Inc.	7,000	241,220
U.S. Bancorp	16,401	562,554
Wells Fargo & Company	44,800	1,546,944
		5,707,941
HEALTH CARE - 6.74%
Abbott Laboratories	13,200	904,992
Aetna, Inc.	2,500	99,000
Amgen Inc.	7,800	657,696
Biogen Idec, Inc. *	4,000	596,920
Bristol-Myers Squibb Company	19,000	641,250
Cardinal Health, Inc.	7,950	309,811
Covidien plc	4,099	243,563
Express Scripts Holding Company *	3,240	203,051
Gilead Sciences, Inc. *	5,500	364,815
McKesson Corporation	1,800	154,854
Merck & Company, Inc.	22,267	1,004,242

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2012 (Unaudited) (Continued)

Description	No. of Shares	Value
HEALTH CARE (Continued)
Thermo Fisher Scientific Inc.	3,000	$176,490
UnitedHealth Group, Inc.	11,000	609,510
		5,966,194
INDUSTRIALS - 4.80%
Caterpillar Inc.	5,300	456,012
CSX Corporation	10,500	217,875
Deere & Company	6,500	536,185
General Dynamics Corporation	3,200	211,584
General Electric Company	35,000	794,850
Honeywell International Inc.	5,000	298,750
Illinois Tool Works, Inc.	2,500	148,675
Lockheed Martin Corporation	3,000	280,140
Norfolk Southern Corporation	3,000	190,890
Northrop Grumman Corporation	3,000	199,290
Raytheon Company	3,500	200,060
Union Pacific Corporation	4,000	474,800
United Technologies Corporation	3,000	234,870
		4,243,981
INFORMATION TECHNOLOGY - 9.63%
Apple Inc.	6,900	4,604,094
International Business Machines Corporation	8,100	1,680,345
Microsoft Corporation	41,800	1,244,804
Oracle Corporation	31,272	984,755
		8,513,998
MATERIALS - 1.50%
Air Products & Chemicals, Inc.	2,000	165,400
Dow Chemical Company (The)	5,000	144,800
E.I. du Pont de Nemours and Company	9,500	477,565
International Paper Company	2,000	72,640
Praxair, Inc.	4,500	467,460
		1,327,865
TELECOMMUNICATION SERVICES - 2.10%
AT&T, Inc.	30,039	1,132,470
Verizon Communications, Inc.	16,000	729,120
		1,861,590
UTILITIES - 1.87%
American Electric Power Company, Inc.	2,000	87,880
Duke Energy Corporation	7,879	510,559
Exelon Corporation	3,000	106,740
FirstEnergy Corporation	3,000	132,300
NextEra Energy, Inc.	4,000	281,320
Public Service Enterprises Group, Inc.	4,500	144,810
Southern Company (The)	6,000	276,540

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2012 (Unaudited) (Concluded)

Description	No. of Shares	Value
UTILITIES (Continued)
Xcel Energy, Inc.	4,000	$110,840
		1,650,989

TOTAL EQUITY SECURITIES (cost - $72,616,871)		87,882,208

SHORT-TERM INVESTMENTS - 0.85%
MONEY MARKET FUNDS - 0.85%
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01%^ (cost - $750,985)	750,985	750,985

TOTAL INVESTMENTS - 100.21% (cost - $73,367,856)		88,633,193

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.21)%		(190,108)

NET ASSETS - 100.00%		$88,443,085

*   Non-income producing security.
^   Variable rate security.  The rate shown is the 7-day effective yield as of September 30, 2012.

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2012 (UNAUDITED)

Federal Income Tax Cost: The following information is computed on a tax basis for each item as of September 30, 2012:

Cost of portfolio investments	$73,367,856
Gross unrealized appreciation	$16,252,694
Gross unrealized depreciation	(987,357)
Net unrealized appreciation	$15,265,337

As required by the Fair Value Measurement and Disclosures Topic of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.

•	Level 1 – quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

•
Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•
Level 3 – model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund’s investments carried at value:

VALUATION INPUTS	INVESTMENTS IN SECURITIES	OTHER FINANCIAL INSTRUMENTS*

Level 1 - Quoted Prices
Equity Investments	$87,882,208	$-
Short-Term Investments	750,985	-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$88,633,193	$-

* Other financial instruments include futures, forwards and swap contracts, if any.

The breakdown of the Fund’s investments into major categories is disclosed in its Schedule of Investments.

As of September 30, 2012, the Fund did not have any transfers in and out of any Level.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at September 30, 2012.

The disclosures for the Fund’s fiscal year beginning January 1, 2012 relate to presenting separately any Level 3 purchases, sales, issuances and settlements on a gross basis instead of one net amount.  Management will continue to evaluate the impact of ASU No. 2010-6 for the required disclosures.

The Fund is exposed to financial market risks, including the valuations of its investment portfolio.  During the nine months ended September 30, 2012, the Fund did not engage in derivative instruments and other hedging activities.

The Fund has evaluated the need for additional disclosures and/or adjustments resulting through the date its financial statements were issued.  Based on this evaluation, no additional disclosures or adjustments were required to such Schedule of Investments.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Fund’s semi-annual report previously filed with the Securities and Exchange Commission on the Form N-CSR on September 4, 2012 with a file number 811-05150.

Other information regarding the Fund is available in the Fund’s most recent semi-annual report filed with the Securities and Exchange Commission on the Form N-CSR on September 4, 2012, file number 811-05150.  This information is also available to registered shareholders by calling (800) 937-5449.  For general inquiries, please call (513) 326-3597.  This information is also available on the website of the Securities and Exchange Commission – http://www.sec.gov.

Item 2.  Controls and Procedures.

(a)   Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cornerstone Strategic Value Fund, Inc.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, President and Chairman
(Principal Executive Officer)

Date	November 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, President and Chairman
(Principal Executive Officer)

Date	November 26, 2012

By (Signature and Title)*		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer (Principal Financial Officer)

Date	November 26, 2012

* Print the name and title of each signing officer under his or her signature.